Branch Sales and Consolidations (Tables)	12 Months Ended
Dec. 31, 2014
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Summary of Branch Assets and Liabilities Classified as Held-for-Sale

The following summarizes the branch assets and liabilities classified as held-for-sale at December 31, 2014 related to the Purchase Agreement:

Assets:
Cash	$1,064
Loans held-for-sale	63,965
Properties and equipment, net	4,035

Total branch assets held-for-sale	$69,064

Liabilities:
Deposits held-for-sale	$183,395